High Yield Bond Core Fund
Portfolio of Investments
September 30, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—97.9%
	Aerospace/Defense—2.0%
$ 1,650,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 1,692,726
425,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	437,395
2,525,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	2,584,719
3,950,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	4,071,640
425,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2033	430,084
1,825,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	1,862,064
5,800,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	6,014,774
2,600,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	2,635,732
850,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	879,473
	TOTAL	20,608,607
	Airlines—0.1%
806,250	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	807,291
	Automotive—4.2%
950,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	975,229
2,150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	2,227,905
825,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	865,893
2,325,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 5/15/2028	2,378,153
1,425,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	1,473,172
4,175,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	4,270,127
3,550,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,057,580
4,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	4,716,493
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,452,513
1,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,574,151
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,698,330
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	3,524,008
2,150,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	2,182,645
2,600,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	2,730,541
3,950,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	3,967,933
2,625,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	2,752,583
	TOTAL	43,847,256
	Building Materials—4.4%
325,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	318,766
3,200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	3,039,044
1,000,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	1,048,255
3,100,000	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	3,098,678
6,400,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	6,491,112
3,450,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	3,447,297
2,050,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	2,121,260
675,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	693,818
2,250,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	2,197,380
3,050,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	3,097,299
2,500,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	2,594,740
2,450,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	2,539,729
1,000,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	1,040,449
2,075,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	1,990,816

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	$ 1,190,668
2,650,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	2,687,909
925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	950,018
2,450,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	2,442,821
4,800,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	4,790,110
	TOTAL	45,780,169
	Cable Satellite—5.7%
1,000,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	999,459
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,732,074
6,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	6,107,298
1,575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,362,671
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,417,642
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,623,677
3,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,816,102
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	596,448
2,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,609,477
1,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,000,874
4,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,983,276
4,275,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	2,783,625
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	332,984
1,750,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	1,715,726
3,425,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,106,157
2,725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,557,684
1,100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	1,095,609
2,175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	2,177,240
4,750,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,528,507
4,800,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	4,792,603
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	674,020
950,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	896,535
1,825,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 5.500%, 5/15/2029	1,805,691
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,284,038
1,600,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	1,484,593
1,125,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	1,018,590
1,200,000	Ziggo B.V., Sr. Secd. Note, 144A, 4.875%, 1/15/2030	1,133,678
1,575,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,429,084
	TOTAL	59,065,362
	Chemicals—4.0%
3,650,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,461,201
625,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	629,602
3,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	2,989,218
400,000	Cheever Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 10/1/2027	407,349
2,775,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,691,727
3,375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	3,284,613
3,225,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	3,238,094
2,100,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	2,070,051
3,450,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	3,475,819
2,750,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	2,754,583
650,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	659,367
1,675,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 9.750%, 11/15/2028	1,758,959
6,425,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	6,244,110

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 575,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	$ 580,104
650,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	664,584
1,750,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,626,128
1,225,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	1,229,813
1,550,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	1,533,578
750,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	765,464
2,100,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,953,604
	TOTAL	42,017,968
	Construction Machinery—0.8%
2,300,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	2,390,945
825,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	861,875
825,000	United Rentals North America, Inc., 144A, 6.000%, 12/15/2029	850,178
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	579,451
1,125,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,065,105
1,700,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,696,281
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	1,145,180
	TOTAL	8,589,015
	Consumer Cyclical Services—3.2%
1,025,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	1,054,402
4,550,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	4,774,637
4,050,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	3,985,034
2,150,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,143,238
600,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	622,502
1,125,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	1,154,204
6,525,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,475,110
2,025,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,103,745
1,050,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,049,373
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,428,688
1,300,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,229,004
1,000,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	983,239
1,700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,696,594
750,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	757,177
1,725,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	1,776,705
1,525,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,587,563
	TOTAL	32,821,215
	Consumer Products—2.2%
4,775,000	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.000%, 7/15/2033	5,162,548
3,400,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	3,623,159
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,381,250
800,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	799,533
4,550,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,369,684
1,575,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,549,848
2,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	2,399,222
3,200,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	3,196,372
	TOTAL	22,481,616
	Diversified Manufacturing—1.5%
6,450,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	6,638,334
550,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	563,499
2,025,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	2,103,772
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	901,977

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$ 525,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	$ 544,603
1,025,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,066,482
4,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	4,156,764
	TOTAL	15,975,431
	Environmental—0.1%
1,275,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	1,287,145
	Finance Companies—3.1%
4,950,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	5,255,113
3,700,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	3,718,240
525,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	515,145
2,100,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	2,060,310
175,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	179,735
850,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	878,359
600,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	572,716
6,900,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	6,449,249
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	2,079,381
2,350,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,350,685
2,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,442,983
1,875,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	1,875,425
1,725,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2031	1,717,863
1,525,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	1,552,699
	TOTAL	31,647,903
	Food & Beverage—2.2%
3,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	3,773,392
5,225,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	5,237,589
3,000,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,917,415
2,125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	2,122,146
175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	179,473
400,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	404,724
650,000	Post Holdings, Inc., Sr. Secd. Note, 144A, 6.250%, 2/15/2032	669,063
2,175,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	2,168,667
1,725,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,687,785
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,873,772
350,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	352,708
1,600,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,651,043
	TOTAL	23,037,777
	Gaming—4.0%
1,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,119,056
1,775,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,768,140
1,700,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,640,221
825,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	813,108
2,675,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	2,730,140
3,075,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	3,164,920
1,050,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	1,004,703
1,475,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	1,473,946
3,275,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	3,360,495
300,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	300,711
4,475,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	4,596,031
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	260,185
1,750,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	1,782,405

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 3,175,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	$ 3,236,655
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,237,372
1,625,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	1,640,505
975,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	1,002,260
4,225,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	4,156,871
875,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	826,171
2,525,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	2,719,856
1,925,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,956,137
	TOTAL	41,789,888
	Health Care—5.6%
4,325,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	4,260,389
3,150,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	2,998,501
2,500,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	2,461,431
1,225,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	889,606
925,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	736,226
1,775,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	1,724,537
2,075,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	2,128,431
1,425,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	1,481,476
625,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	609,931
2,350,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	2,445,250
1,125,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,124,634
1,425,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	1,466,882
2,700,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	2,792,807
2,250,000	Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	2,171,653
9,400,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	9,325,676
1,600,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	1,642,648
4,000,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	4,120,672
3,375,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	3,379,553
1,025,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	1,001,887
1,850,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	1,848,177
3,100,000	Tenet Healthcare Corp., 6.250%, 2/1/2027	3,101,581
2,250,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	2,331,166
3,800,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	3,805,430
	TOTAL	57,848,544
	Health Insurance—0.1%
1,150,000	Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	1,163,822
	Independent Energy—3.6%
2,700,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	2,817,831
1,000,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,006,552
800,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	798,973
425,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	434,028
800,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	813,997
650,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	785,775
2,075,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	2,061,849
1,325,000	Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	1,400,534
1,125,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	1,165,978
350,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	359,016
1,975,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	2,049,653
3,325,000	CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	3,451,938
4,050,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	4,046,200

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 600,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	$ 596,853
950,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 6/1/2027	968,500
325,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 6/1/2030	358,657
3,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	13,176
375,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	377,700
2,575,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	2,601,443
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	529,738
1,175,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	1,197,760
1,300,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2032	1,349,254
2,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	2,355,708
2,875,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	2,815,544
1,800,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	1,810,031
975,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	976,463
		TOTAL	37,143,151
		Industrial - Other—1.4%
8,950,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	8,849,494
5,025,000		SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	5,166,539
		TOTAL	14,016,033
		Insurance - P&C—9.1%
425,000		Acrisure LLC, Sr. Secd. Note, 144A, 6.750%, 7/1/2032	437,964
3,525,000		Acrisure LLC, Sr. Secd. Note, 144A, 7.500%, 11/6/2030	3,674,918
875,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	873,968
2,175,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	2,243,909
300,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 6.500%, 10/1/2031	307,105
3,700,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	3,825,868
975,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	977,870
1,750,000		AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	1,786,675
5,075,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	4,935,695
2,775,000		Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	2,854,756
2,050,000		Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	2,146,696
10,875,000		Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	11,441,417
4,850,000		Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	5,038,544
8,975,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	8,956,309
3,075,000		Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	3,209,286
9,725,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	9,723,145
5,500,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	5,730,802
3,225,000		Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	3,390,846
4,025,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	4,006,417
7,725,000		Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	8,040,319
2,550,000		Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	2,473,844
1,800,000		Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	1,821,494
6,650,000		USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	6,982,024
		TOTAL	94,879,871
		Leisure—2.7%
425,000		Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	447,776
2,075,000		Carnival Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2029	2,075,000
475,000		Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	485,287
1,325,000		Carnival Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	1,358,632
2,625,000		Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	2,665,861
1,225,000		Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	1,256,441

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 200,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	$ 200,136
275,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	276,595
1,700,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	1,749,396
1,100,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	1,171,861
2,250,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	2,300,641
1,250,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	1,282,351
450,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	449,756
1,600,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	1,614,361
850,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	867,337
1,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	1,084,329
4,000,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	4,004,204
4,675,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	4,600,404
	TOTAL	27,890,368
	Lodging—1.3%
1,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	916,155
2,475,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,485,808
1,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	1,014,075
1,725,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,762,106
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	797,347
700,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	721,396
2,050,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	2,116,359
2,025,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	1,978,216
1,950,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	2,006,010
	TOTAL	13,797,472
	Media Entertainment—1.5%
404,000	Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	105,032
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	316,710
500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	480,658
1,975,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,899,843
1,625,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	1,618,134
725,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	518,375
1,000,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	853,750
1,975,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,920,201
550,000	Univision Communications, Inc., 144A, 9.375%, 8/1/2032	586,579
2,750,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	2,765,469
1,825,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	1,892,534
3,850,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	3,075,938
	TOTAL	16,033,223
	Metals & Mining—1.1%
825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	772,885
1,650,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,678,306
1,525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	1,555,380
1,900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	1,921,308
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	945,045
1,050,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	1,082,613
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,957,945
	TOTAL	10,913,482
	Midstream—4.6%
2,975,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,971,421
2,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	2,615,001

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 2,500,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	$ 2,576,992
1,550,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	1,637,612
1,050,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	1,089,587
1,475,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	1,552,311
4,275,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	4,102,806
3,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	3,746,534
2,750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	2,749,038
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	510,003
1,050,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	1,083,563
2,875,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	2,941,918
1,700,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	1,776,611
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,322,282
2,800,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	2,665,978
4,100,000	Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	4,061,412
2,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,052,389
1,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.500%, 3/1/2030	1,068,295
1,550,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	1,632,588
2,625,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	2,902,292
2,625,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.750%, 5/1/2035	2,964,500
	TOTAL	48,023,133
	Oil Field Services—2.3%
4,250,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	4,259,001
3,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,102,421
725,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	738,631
400,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	410,953
3,250,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	3,374,751
1,025,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,025,029
675,000	Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	702,513
294,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	298,655
575,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	535,940
3,075,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	3,076,230
1,050,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	1,054,673
3,375,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	3,483,081
1,250,000	WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	1,250,000
850,000	WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	847,875
	TOTAL	24,159,753
	Packaging—2.9%
3,396,162	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	101,885
3,675,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	3,404,232
5,750,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	2,217,430
2,550,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,613,482
1,800,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	1,835,768
650,000	Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	667,287
1,775,000	Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.875%, 1/15/2030	1,823,030
3,125,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	3,213,103
1,350,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	1,364,825
525,000	Mauser Packaging Solutions Holding Co., Sr. Secd. Note, 144A, 7.875%, 4/15/2027	530,803
1,250,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	1,194,005
575,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	574,425
1,375,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	1,425,214

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 1,600,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	$ 1,623,355
1,500,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	1,575,852
1,675,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	1,788,228
3,725,000	Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	4,035,240
	TOTAL	29,988,164
	Paper—0.5%
2,550,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	2,401,169
2,650,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,514,438
	TOTAL	4,915,607
	Pharmaceuticals—2.2%
1,625,000	Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	1,682,626
1,325,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2028	1,187,034
1,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,070,111
2,475,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	1,934,770
4,475,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	4,590,643
4,300,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,180,813
2,475,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	2,538,424
575,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Secd. Note, 144A, 6.750%, 5/15/2034	552,079
1,675,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	1,553,815
525,000	Organon Finance 1 LLC, Sr. Secd. Note, 144A, 4.125%, 4/30/2028	507,666
3,450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	3,025,112
	TOTAL	22,823,093
	Restaurant—1.4%
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	977,433
7,950,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	7,500,574
2,050,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	2,077,214
825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	844,641
1,725,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,678,203
1,725,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,716,809
	TOTAL	14,794,874
	Retailers—2.6%
2,075,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	2,080,321
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	1,583,976
1,750,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,699,798
1,925,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,849,910
2,675,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	2,712,287
1,625,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,522,481
575,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	525,327
475,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	486,832
1,500,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/15/2031	1,589,697
1,375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	1,304,408
4,000,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	4,233,496
2,050,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	2,048,965
2,350,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	2,446,197
2,825,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	2,830,496
	TOTAL	26,914,191
	Supermarkets—0.6%
4,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	4,128,501
475,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	475,553
225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	230,450

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—continued
$ 1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	$ 1,271,187
	TOTAL	6,105,691
	Technology—12.9%
3,700,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	3,844,896
7,100,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	7,047,978
875,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	903,701
3,125,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	3,271,847
1,675,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,608,674
5,050,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	4,777,016
5,600,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	5,814,712
5,025,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	5,075,855
675,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	687,818
1,550,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	1,645,880
3,375,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,332,404
2,075,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	2,072,998
3,500,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	3,518,519
500,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	513,065
3,325,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	3,438,063
3,150,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,027,428
825,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	840,195
875,000	Entegris, Inc., Sr. Secd. Note, 144A, 4.750%, 4/15/2029	868,431
1,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	1,469,451
3,900,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	3,959,416
1,250,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	1,268,679
2,600,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	2,725,557
2,075,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	2,123,512
4,800,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	4,660,201
1,650,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,693,676
1,050,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,071,803
3,900,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	4,022,054
2,100,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	2,161,225
10,175,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	9,450,096
800,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	788,926
1,100,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,083,621
1,300,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,354,011
3,800,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	3,699,515
1,175,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	1,212,984
6,600,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	6,435,524
2,025,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	2,006,255
475,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	475,444
875,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	892,427
100,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	106,110
325,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	344,876
2,616,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	2,965,380
2,025,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	2,044,462
900,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	932,358
675,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	698,359
4,675,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	4,671,833
1,450,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	1,500,717
2,375,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	2,275,327

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 2,650,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	$ 2,550,972
6,850,000		UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	7,073,241
2,250,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	2,129,174
700,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	719,520
1,500,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	1,208,939
		TOTAL	134,065,125
		Transportation Services—0.5%
2,225,000		Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	2,270,377
2,925,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	3,030,051
		TOTAL	5,300,428
		Utility - Electric—3.5%
400,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	381,257
3,550,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	3,541,843
3,500,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	3,504,375
725,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	685,921
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	925,359
187,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	172,464
1,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,358,365
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2034	249,901
675,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	686,020
1,475,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	1,476,134
325,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	333,358
2,025,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,958,774
3,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	3,377,995
2,525,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	2,627,366
3,175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,174,905
2,200,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	2,202,985
825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	863,451
2,300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	2,435,509
2,300,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	2,257,983
2,500,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	2,568,597
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	235,976
1,125,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	1,180,624
		TOTAL	36,199,162
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,021,509,104)	1,016,731,830
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
7,882	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $5,372,443)	113,658
		WARRANTS—0.0%
		Media Entertainment—0.0%
9,554	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	96
1,592	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	16
		TOTAL WARRANTS (IDENTIFIED COST $3,226)	112

Principal Amount or Shares		Value
	INVESTMENT COMPANY—2.0%
21,069,806	Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[4] (IDENTIFIED COST $21,069,806)	$ 21,069,806
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $1,047,954,579)	1,037,915,406
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	760,901
	NET ASSETS—100%	$1,038,676,307
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$34,129,461
Purchases at Cost	$233,597,944
Proceeds from Sales	$(246,657,599)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2025	$21,069,806
Shares Held as of 9/30/2025	21,069,806
Dividend Income	$954,213

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,016,731,830	$—	$1,016,731,830
Equity Security:
Common Stock
Domestic	—	—	113,658	113,658
Warrants	—	—	112	112
Investment Company	21,069,806	—	—	21,069,806
TOTAL SECURITIES	$21,069,806	$1,016,731,830	$113,770	$1,037,915,406

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind